UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Barings Global Short Duration High Yield Fund
 (Exact name of registrant as specified in charter)

300 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Barings LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENT
September 30, 2018 (Unaudited)

	SHARES	COST	FAIR VALUE

Equities — 2.52%*:
Common Stocks — 2.26%*:
Boomerang Tube Holdings, Inc.¤	41,002	$-	$-
Fieldwood Energy LLC	167,574	4,057,567	8,546,274
Sabine Oil & Gas LLC¤	4,262	248,858	213,100
Templar Energy LLC¤	86,570	865,704	519,422
Templar Energy LLC¤	135,392	734,072	135,392
Total Common Stocks	434,800	5,906,201	9,414,188

Preferred Stocks — 0.20%*:
Pinnacle Operating Corp.¤	1,368,352	643,125	848,378
Total Preferred Stocks	1,368,352	643,125	848,378

Warrants — 0.06%*:
Appvion Holdings Corp¤#	12,892	137,280	137,280
Appvion Inc.¤#	12,892	-	-
Boomerang Tube Holdings, Inc.¤	30,091	-	-
Boomerang Tube LLC ¤	15,346	-	-
Sabine Oil & Gas LLC¤	13,512	60,669	81,072
Sabine Oil & Gas LLC¤	2,407	6,547	12,035
Total Warrants	87,140	204,496	230,387

Total Equities	1,890,292	6,753,822	10,492,953

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 136.89%*:
Asset-Backed Securities — 4.65%*:
CDO/CLO — 4.65%*:
Anchorage Capital CLO LTD 2015-6A^~	8.69%	7/15/2030	600,000	$614,506	$604,366
Anchorage Capital CLO LTD 2016-9A^~	9.59	1/15/2029	1,500,000	1,546,516	1,520,781
Carbone CLO, LTD 2017-1A^~	8.25	1/21/2031	750,000	750,000	745,084
Carlyle Global Market Strategies 2013-3A^~	10.09	10/15/2030	1,000,000	1,000,000	973,494
Carlyle Global Market Strategies 2017-5A^~	7.65	1/30/2030	700,000	700,000	688,364
Galaxy CLO Ltd 2017-24A^~	7.84	1/15/2031	1,000,000	1,000,000	983,590
GoldenTree Loan Opportunities XI Ltd 2015-11A^~	7.73	1/18/2031	500,000	500,000	494,468
KKR Financial CLO Ltd 2017-20^~	7.84	10/16/2030	1,500,000	1,500,000	1,470,430
Madison Park Funding Ltd 2015-19A^~	6.70	1/22/2028	1,000,000	1,000,000	996,007
Madison Park Funding Ltd 2016-22^~	8.99	10/25/2029	1,000,000	1,028,537	1,011,775
Madison Park Funding Ltd 2016-24^~	9.50	1/20/2028	1,000,000	1,039,275	1,014,029
Madison Park Funding Ltd 2018-29A^+	0.00	10/18/2030	2,000,000	1,960,000	1,960,000
Sound Point CLO LTD 2017-4A#^~	7.85	1/21/2031	2,000,000	2,000,000	1,953,982
Steele Creek CLO Ltd 2017-1A^~	8.54	1/15/2031	800,000	800,000	801,915
Voya CLO Ltd 2015-1A#^~	7.98	1/18/2029	1,700,000	1,688,778	1,680,977
Wellfleet CLO Ltd 2017-3A^~	7.89	1/17/2031	1,500,000	1,500,000	1,470,702
Wind River CLO Ltd 2017-4A^~	8.12	11/20/2030	1,000,000	1,000,000	987,121
Total CDO/CLO			19,550,000	19,627,612	19,357,085

Total Asset-Backed Securities			19,550,000	19,627,612	19,357,085

Bank Loans§ — 27.84%*:
Broadcasting and Entertainment — 1.08%*:
Endemol~+	8.15 (3 Month LIBOR USD + 5.750%)	8/11/2021	4,514,605	4,352,782	4,514,605
Total Broadcasting and Entertainment			4,514,605	4,352,782	4,514,605

Cargo Transport — 0.72%*:
PS Logistics LLC~	7.40 (1 Month LIBOR USD + 5.250%)	3/6/2025	3,000,000	3,027,804	3,003,750
Total Cargo Transport			3,000,000	3,027,804	3,003,750

Chemicals, Plastics and Rubber — 3.93%*:
Colouroz Investment 2 LLC~+	9.59 (3 Month LIBOR USD + 7.250%)	9/7/2022	2,033,201	2,025,688	1,692,640
Cyanco Intermediate Corp.~	9.74 (1 Month LIBOR USD + 7.500%)	3/16/2026	3,871,500	3,858,000	3,823,106
SI Group~	7.15 (3 Month LIBOR USD + 4.750%)	8/10/2025	311,704	299,235	312,483
Unifrax~	9.89 (3 Month LIBOR USD + 7.500%)	10/31/2025	10,415,025	10,604,515	10,519,175
Total Chemicals, Plastics and Rubber			16,631,430	16,787,438	16,347,404

Diversified/Conglomerate Manufacturing — 0.89%*:
Averys~+	8.25 (3 Month LIBOR EUR + 8.250%)	8/31/2026	500,000	571,943	576,171
SunSource, Inc.~	10.24 (1 Month LIBOR USD + 8.000%)	4/24/2026	2,500,000	2,523,388	2,493,750
Commercial Vehicle Group Inc.~	8.24 (1 Month LIBOR USD + 6.000%)	4/12/2023	618,438	607,845	619,984
Total Diversified/Conglomerate Manufacturing			3,618,438	3,703,176	3,689,905

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENT
September 30, 2018 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Diversified/Conglomerate Service — 3.01%*:
Cologix~	9.24 (1 Month LIBOR USD + 7.000%)%	3/20/2025	1,000,000	$990,000	$1,006,560
Misys (Finastra)~+		6/13/2025	11,630,136	11,690,339	11,506,625
Total Diversified/Conglomerate Service	9.64 (3 Month LIBOR USD + 7.250%)		12,630,136	12,680,339	12,513,185

Electronics — 2.17%*:
PowerSchool~	8.85 (1 Month LIBOR USD + 6.750%)	5/29/2026	3,500,000	3,465,000	3,500,000
Allflex Holdings, Inc.~	9.35 (3 Month LIBOR USD + 7.000%)	7/17/2021	5,526,776	5,514,109	5,537,167
Total Electronics			9,026,776	8,979,109	9,037,167

Healthcare, Education and Childcare — 2.20%*:
Argon Medical Devices~	10.24 (1 Month LIBOR USD + 8.000%)	1/23/2026	5,842,334	5,910,622	5,878,849
Prospect Medical Holdings~	7.63 (1 Month LIBOR USD + 5.500%)	2/22/2024	3,233,822	3,198,974	3,274,245
Total Healthcare, Education and Childcare			9,076,156	9,109,596	9,153,094

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.92%*:
AOT Bedding~	10.13 (1 Month LIBOR USD + 8.000%)	11/8/2024	4,933,333	4,907,609	3,820,867
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,933,333	3,820,867	4,907,609

Insurance — 0.74%*:
Asurion~	8.74 (1 Month LIBOR USB + 6.000%)	8/4/2025	3,000,000	3,078,586	3,080,640
Total Insurance			3,000,000	3,078,586	3,080,640

Mining, Steel, Iron and Non-Precious Metals — 1.75%*:
Boomerang Tube, LLC¤~	20.24 (1 Month LIBOR USD + 18.000%)	9/1/2026	189,752	189,752	189,752
Boomerang Tube, LLC¤	15.00 PIK	2/1/2022	1,550,482	1,550,482	1,550,481
Boomerang Tube, LLC¤	20.00 PIK	2/1/2022	949,943	909,131	949,943
Boomerang Tube, LLC¤~	20.24 (1 Month LIBOR USD + 18.000%)	12/31/2050	189,752	189,752	189,752
Boomerang Tube, LLC¤	19.74	2/1/2019	2,223,843	2,223,843	0
Boomerang Tube, LLC¤	17.24	2/1/2019	2,558,149	2,558,149	2,558,149
Boomerang Tube, LLC¤~	20.24 (1 Month LIBOR USD + 18.000%)	2/5/2021	189,752	189,752	189,752
Boomerang Tube, LLC¤~	20.16 PIK	10/1/2028	731,042	731,042	731,042
Coronado Coal LLC~	8.89 (3 Month LIBOR USD + 6.500)	3/21/2025	263,309	255,677	265,612
Coronado Coal LLC~	8.89 (3 Month LIBOR USD + 6.500)	3/31/2025	71,991	69,883	72,621
Murray Energy Corp.~	9.49 (1 Month LIBOR USD + 7.250%)	10/17/2022	618,658	575,755	566,406
Total Mining, Steel, Iron and Non-Precious Metals			9,536,673	9,443,218	7,263,510

Oil and Gas — 8.84%*:
Caelus Energy Alaska~	9.84 (3 Month LIBOR USD + 7.500%)	4/2/2021	19,463,828	18,961,034	17,809,403
Fieldwood Energy LLC~	9.49 (1 Month LIBOR USD + 7.250%)	4/11/2023	7,481,592	2,134,570	7,244,650
Fieldwood Energy LLC~	7.49 (1 Month LIBOR USD + 5.250%)	4/11/2022	6,751,171	6,166,079	6,779,863
Gulf Finance, LLC~	7.64 (3 Month LIBOR USD + 5.250%)	8/25/2023	3,735,389	3,615,849	3,123,047
Summit Midstream Holdings~	8.24 (1 Month LIBOR USD + 6.000%)	5/13/2022	1,803,030	1,824,282	1,826,704
Total Oil and Gas			39,235,010	32,701,814	36,783,667

Printing and Publishing — 1.42%*:
Getty Images Inc.~	5.74 (1 Month LIBOR USD + 3.500%)	10/18/2019	5,970,675	5,806,287	5,923,208
Total Printing and Publishing			5,970,675	5,806,287	5,923,208

Telecommunications — 0.17%*:
BMC Software~	6.65 (3 Month LIBOR USD + 4.250%)	9/1/2025	713,124	705,993	719,806
Total Telecommunications			713,124	705,993	719,806

Total Bank Loans			121,886,356	115,283,751	115,850,808

Corporate Bonds — 104.40%*:
Aerospace and Defense — 1.43%*:
Swissport Investments^+	6.75	12/15/2021	950,000	1,040,150	1,149,995
Triumph Group, Inc.#	7.75	8/15/2025	1,289,000	1,289,000	1,251,941
VistaJet Malta Finance PLC#^	7.75	6/1/2020	3,510,000	3,317,422	3,542,643
Total Aerospace and Defense			5,749,000	5,646,572	5,944,579

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENT
September 30, 2018 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Beverage, Food and Tobacco — 2.55%*:
Boparan Finance plc^+	5.50%	7/15/2021	800,000	$1,015,393	$951,331
Carrols Corp.#	8.00	5/1/2022	709,000	724,002	739,345
JBS S.A.#^	6.75	2/15/2028	2,886,000	2,886,000	2,867,963
JBS USA LLC#^	7.25	6/1/2021	1,000,000	1,012,219	1,015,000
JBS USA LLC#^	7.25	6/1/2021	2,000,000	2,024,438	2,030,000
Manitowoc Foodservice#	9.50	2/15/2024	1,074,000	1,074,000	1,173,345
Refresco^+	6.50	5/15/2026	1,600,000	1,932,002	1,815,714
Total Beverage, Food and Tobacco			10,069,000	10,668,054	10,592,698

Broadcasting and Entertainment — 4.93%*:
Arqiva Finance#^+	6.75	9/30/2023	1,600,000	2,089,755	2,134,981
Clear Channel Worldwide Holdings Inc.#	7.63	3/15/2020	8,165,000	7,998,204	8,185,412
Dish DBS Corp.#	7.75	7/1/2026	7,094,000	6,851,204	6,691,770
Intelsat Jackson Holdings^	9.75	7/15/2025	1,609,000	1,697,919	1,703,529
Intelsat Jackson Holdings^	8.50	10/15/2024	1,801,000	1,801,000	1,820,811
Total Broadcasting and Entertainment			20,269,000	20,438,082	20,536,503

Buildings and Real Estate — 2.15%*:
Beazer Homes USA Inc.#	8.75	3/15/2022	3,198,000	3,244,869	3,381,885
Cemex S.A.B. de C.V.#^+	7.75	4/16/2026	602,000	601,916	656,180
Keystone Financing^+	9.50	10/15/2019	1,140,684	1,713,373	1,494,210
M/I Homes, Inc.#	5.63	8/1/2025	1,500,000	1,428,092	1,410,000
New Enterprise Stone & Lime Co., Inc.#^	6.25	3/15/2026	2,000,000	2,033,870	2,015,000
Total Buildings and Real Estate			8,440,684	9,022,120	8,957,275

Cargo Transport — 5.64%*:
CMA CGM^+	7.75	1/15/2021	500,000	633,949	590,277
Direct ChassisLink Inc.#^	10.00	6/15/2023	8,444,000	8,614,720	8,950,640
Kenan Advantage Group, Inc.#^	7.88	7/31/2023	10,000,000	10,057,494	10,343,750
World Flight Services, Inc.^+	9.50	7/15/2022	2,950,000	3,218,320	3,587,787
Total Cargo Transport			21,894,000	22,524,483	23,472,454

Chemicals, Plastics and Rubber — 7.68%*:
AkzoNobel Specialty Chemicals^+	8.00	10/1/2026	2,805,000	2,823,750	2,847,075
AkzoNobel Specialty Chemicals^+	6.50	10/1/2026	1,000,000	1,177,856	1,172,776
Carlyle Group#^	8.75 PIK	6/1/2023	3,000,000	2,970,300	3,045,000
Chemours Co.#	7.00	5/15/2025	5,962,000	5,596,030	6,322,641
Consolidated Energy Finance S.A.#^	6.88	6/15/2025	1,779,000	1,770,105	1,847,936
CVR Partners LP#^	9.25	6/15/2023	6,213,000	6,142,732	6,585,780
Pinnacle Operating Corp.#^	9.00	5/15/2023	1,993,613	1,993,613	1,774,315
TPC Group, Inc.#^	8.75	12/15/2020	8,398,000	8,405,119	8,377,005
Total Chemicals, Plastics and Rubber			31,150,613	30,879,505	31,972,528

Containers, Packaging and Glass — 1.48%*:
Onex Wizard Acquisition Co^+	7.75	2/15/2023	5,100,000	5,731,045	6,150,803
Total Containers, Packaging and Glass			5,100,000	5,731,045	6,150,803

Diversified/Conglomerate Manufacturing — 0.89%*:
FXI Holdings Inc.#^	7.88	11/1/2024	1,000,000	990,000	953,750
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,274	2,760,000
Total Diversified/Conglomerate Manufacturing			4,000,000	3,934,274	3,713,750

Diversified/Conglomerate Service — 6.24%*:
ADT Corp/Protection One#^	9.25	5/15/2023	13,983,000	14,785,650	14,954,819
Algeco Global Finance^+	6.50	2/15/2023	1,750,000	2,124,582	2,142,612
Atalian^+	6.63	5/25/2025	550,000	765,516	702,536
Carlson Travel Holdings Inc.#^	9.50	12/15/2024	1,305,000	1,305,000	1,259,325
Refinitiv US Holdings^	6.88	11/15/2026	861,000	1,004,703	1,001,113
Zachry Holdings Inc.#^	7.50	2/1/2020	5,875,000	5,860,513	5,889,688
Total Diversified/Conglomerate Service			24,324,000	25,845,964	25,950,093

Diversified Natural Resources, Precious Metals and Minerals — 0.48%*:
IAMGOLD Corporation#^+	7.00	4/15/2025	2,000,000	2,000,000	1,984,600
Total Diversified Natural Resources, Precious Metals and Minerals			2,000,000	2,000,000	1,984,600

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENT
September 30, 2018 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Electronics — 2.56%*:
International Wire Group#^	10.75%	8/1/2021	3,000,000	$2,853,142	$2,962,500
TIBCO Software, Inc.#^	11.38	12/1/2021	2,915,000	3,108,622	3,111,763
Veritas Bermuda Ltd.^	10.50	2/1/2024	5,000,000	4,385,030	4,575,000
Total Electronics			10,915,000	10,346,794	10,649,263

Finance — 4.40%*:
Galaxy Finco Ltd.^+	7.88	11/15/2021	3,900,000	6,351,269	4,958,600
GFKL Financial Services^+	8.50	11/1/2022	3,975,000	5,713,376	4,978,724
GFKL Financial Services^+	11.00	11/1/2023	1,600,000	2,212,459	2,053,753
Icahn Enterprises#	6.75	2/1/2024	3,000,000	2,996,250	3,071,250
Virtu Financial LLC#^	6.75	6/15/2022	3,132,000	3,132,000	3,233,790
Total Finance			15,607,000	20,405,354	18,296,117

Healthcare, Education and Childcare — 12.99%*:
Avantor Performance Materials Holdings, Inc.#^	9.00	10/1/2025	4,250,000	4,343,340	4,388,125
Bausch Health Companies^	8.50	1/31/2027	317,000	317,000	332,850
Cognita Financing^+	7.75	8/15/2021	2,200,000	3,431,916	2,924,845
Endo International^	6.00	2/1/2025	1,500,000	1,370,126	1,293,000
Envision Healthcare Corp.^	8.75	10/15/2026	6,039,000	5,989,000	5,989,000
Horizon Pharma plc#^	8.75	11/1/2024	1,595,000	1,597,141	1,702,663
IDH Finance PLC^+	6.25	8/15/2022	1,150,000	1,506,794	1,391,671
Regionalcare Hospital Partners, Inc.#^	8.25	5/1/2023	9,996,000	10,083,398	10,495,800
Surgery Center Holdings, Inc.#^	8.88	4/15/2021	2,950,000	3,002,312	3,071,688
Synlab^+	8.25	7/1/2023	2,000,000	2,547,579	2,474,660
Tenet Healthcare Corporation#	8.13	4/1/2022	1,700,000	1,681,008	1,791,460
Teva Pharmaceuticals Industries Ltd.#+	6.75	3/1/2028	578,000	578,000	609,712
Valeant^	9.25	4/1/2026	3,397,000	3,397,000	3,664,514
Valeant#^	9.00	12/15/2025	12,922,000	13,200,553	13,907,302
Total Healthcare, Education and Childcare			50,594,000	53,045,167	54,037,290

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.09%*:
Balta^+	7.75	9/15/2022	2,835,000	3,429,114	3,379,459
Mattel Inc.#^	6.75	12/31/2025	1,169,000	1,169,000	1,145,620
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,004,000	4,598,114	4,525,079

Hotels, Motels, Inns and Gaming — 1.09%*:
Boyne USA Inc.#^	7.25	5/1/2025	950,000	950,000	1,004,625
TVL Finance Plc^+	8.50	5/15/2023	2,560,000	3,635,473	3,551,107
Total Hotels, Motels, Inns and Gaming			3,510,000	4,585,473	4,555,732

Insurance — 1.08%*:
Onex York Acquisition Corp.#^	8.50	10/1/2022	5,102,000	5,024,764	4,477,005
Total Insurance			5,102,000	5,024,764	4,477,005

Leisure, Amusement, Motion Pictures and Entertainment — 0.83%*:
Perform Group^+	8.50	11/15/2020	2,600,000	3,431,299	3,435,455
Total Leisure, Amusement, Motion Pictures and Entertainment			2,600,000	3,431,299	3,435,455

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 2.32%*:
Apex Tool Group LLC#^	9.00	2/15/2023	9,913,000	9,697,862.00	9,640,393
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			9,913,000	9,697,862	9,640,393

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENT
September 30, 2018 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Mining, Steel, Iron and Non-Precious Metals — 9.30%*:
Alliance Resources Partners, L.P.#^	7.50%	5/1/2025	823,000	$823,000	$876,495
Big River Steel LLC#^	7.25	9/1/2025	1,547,000	1,547,000	1,634,019
Consol Energy Inc.#^	11.00	11/15/2025	9,316,000	9,708,194	10,550,370
First Quantum Minerals#^+	7.50	4/1/2025	4,775,000	4,745,156	4,530,281
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,752,433	5,902,720
Kissner Milling Company Limited#^	8.38	12/1/2022	6,475,000	6,467,694	6,620,688
Northwest Acquisitions ULC#^+	7.13	11/1/2022	411,000	406,738	420,248
SunCoke Energy Inc.#^	7.50	6/15/2025	2,743,000	2,702,212	2,825,290
TMS International Corp.#^	7.25	8/15/2025	2,250,000	2,250,000	2,266,875
United States Steel Corp.#	6.88	8/15/2025	2,093,000	2,093,000	2,137,476
Warrior Met Coal Inc.#^	8.00	11/1/2024	914,000	914,000	936,850
Total Mining, Steel, Iron and Non-Precious Metals			37,235,000	37,409,427	38,701,312

Oil and Gas — 22.59%*:
CGG Holdings^+	7.88	5/1/2023	200,000	246,740	248,441
Chaparral Energy Inc.#^	8.75	7/15/2023	2,589,000	2,589,000	2,582,527
CITGO Holding Inc.#^	10.75	2/15/2020	10,331,000	10,351,232	10,950,860
Covey Park Energy LLC#^	7.50	5/15/2025	1,597,000	1,602,747	1,618,959
Ensco PLC	7.75	2/1/2026	603,000	603,000	598,477
Enven Energy Ventures#^	11.00	2/15/2023	3,572,000	3,572,000	3,947,060
EP Energy#^	9.38	5/1/2024	8,375,000	5,842,908	6,909,375
EP Energy#^	8.00	2/15/2025	7,183,000	6,518,754	5,494,995
Ferrellgas Partners LP#	8.63	6/15/2020	7,560,000	7,524,727	7,182,000
Ferrellgas Partners LP#	8.63	6/15/2020	1,254,000	1,227,303	1,191,300
KCA Deutag UK Finance PLC#^+	9.88	4/1/2022	3,121,000	3,206,694	3,105,395
KCA Deutag UK Finance PLC#^+	9.63	4/1/2023	4,238,000	4,300,032	4,153,240
Jonah Energy LLC#^	7.25	10/15/2025	3,714,000	3,424,871	2,841,210
Jupiter Resources Inc.#^+	8.50	10/1/2022	14,125,000	12,524,423	6,709,375
Kosmos Energy Ltd.#^+	7.88	8/1/2021	6,414,000	6,221,713	6,526,245
Kosmos Energy Ltd.#^+	7.88	8/1/2021	3,984,000	3,896,295	4,053,720
Neptune Energy#^	6.63	5/15/2025	1,600,000	1,600,000	1,594,000
Pbf Holding Company LLC#	7.00	11/15/2023	1,000,000	997,500	1,040,000
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,140,736
SM Energy Company	6.63	1/15/2027	469,000	469,000	484,829
Topaz Marine SA#^+	9.13	7/26/2022	8,500,000	8,500,000	8,712,160
Vine Oil & Gas	9.75	4/15/2023	5,000,000	5,000,000	5,000,000
Weatherford International PLC	9.88	2/15/2024	2,050,000	2,004,519	2,009,000
Welltec A/S#^+	9.50	12/1/2022	5,713,000	5,694,261	5,927,238
Total Oil and Gas			104,309,000	99,034,719	94,021,142

Personal and Non-Durable Consumer Products — 0.49%*:
Herbalife Ltd.^	7.25	8/15/2026	585,000	585,000	594,506
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	1,442,542
Total Personal and Non-Durable Consumer Products			3,567,000	3,567,000	2,037,048

Personal Transportation — 0.87%*:
Hertz Corporation#^	7.63	6/1/2022	3,678,000	3,673,118	3,632,025
Total Personal Transportation			3,678,000	3,673,118	3,632,025

Printing and Publishing — 0.50%*:
Cimpress N.V.#^	7.00	6/15/2026	2,069,000	2,069,000	2,102,373
Total Printing and Publishing			2,069,000	2,069,000	2,102,373

Retail Store — 1.75%*:
Aurum^+	8.50	4/15/2023	600,000	854,701	784,117
Ken Garff Automotive#^	7.50	8/15/2023	1,092,000	1,092,000	1,132,950
Maxeda DIY^+	6.13	7/15/2022	750,000	855,530	838,059
Travelex^+	8.00	5/15/2022	4,000,000	4,421,260	4,529,206
Total Retail Store			6,442,000	7,223,491	7,284,332

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENT
September 30, 2018 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Telecommunications — 6.41%*:
Altice S.A.#^+	7.75%	5/15/2022	1,990,000	$1,990,000	$1,932,787
Altice S.A.#^+	7.50	5/15/2026	1,322,000	1,367,180	1,288,950
Altice S.A.#^+	7.63	2/15/2025	4,476,000	4,410,494	4,079,426
Altice S.A.^+	9.00	6/15/2023	3,150,000	4,110,070	3,824,934
Digicel Limited#^+	8.25	9/30/2020	6,000,000	5,922,382	4,575,000
Hughes Satellite Systems Corp#	6.63	8/1/2026	3,000,000	2,929,845	2,902,500
Sprint Corp.#	7.88	9/15/2023	4,428,000	4,319,479	4,776,705
Sprint Corp.#	7.63	3/1/2026	3,108,000	3,105,500	3,290,595
Total Telecommunications			27,474,000	28,154,950	26,670,897

Textiles & Leather — 0.14%*:
The Lycra Company^+	5.38	5/1/2023	200,000	245,649	227,333
The Lycra Company#^+	7.50	5/1/2025	372,000	372,000	364,560
Total Textiles & Leather			572,000	617,649	591,893

Utilities — 2.52%*:
Blitz^+	6.00	12/31/2026	2,450,000	2,850,959	2,869,403
Nordex^+	6.50	2/1/2023	1,950,000	2,421,789	2,201,785
NRG Energy#	7.25	5/15/2026	5,000,000	4,975,529	5,425,000
Total Utilities			9,400,000	10,248,277	10,496,188

Total Corporate Bonds			429,987,297	439,822,557	434,428,827

Total Fixed Income			571,423,653	574,733,920	569,636,720

Total Investments			573,313,945	581,487,742	580,129,673

Other assets and liabilities — (39.41)%					(163,992,576)
Net Assets — 100.00%					$416,137,097

‡	The effective interest rates are based on settled commitment amount.

*	Calculated as a percentage of net assets applicable to common shareholders.

¤	Value determined using significant unobservable inputs. Security is categorized as Level 3.

#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the Financial Statements for further disclosure.

^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.

+	Foreign security.

§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

Distribution of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2018.

United States	74.3%
United Kingdom	9.0%
France	2.4%
Netherlands	2.0%
Ghana	1.8%
Germany	1.6%
Canada	1.6%
Azerbaijan	1.5%
Switzerland	1.3%
Denmark	1.0%
(Individually less than 1%)	3.5%
100.0%

A.  Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$8,546,274	$867,914	$9,414,188
Preferred Stocks	-	-	848,378	848,378
Warrants	-	-	230,387	230,387
Total Equities:	-	8,546,274	1,946,679	10,492,953
Fixed Income:
Asset-Backed	$-	$19,357,085	$-	$19,357,085
Securities Bank Loans	-	109,491,937	6,358,871	115,850,808
Corporate Bonds	-	434,428,827	-	434,428,827
Total Fixed Income	$-	$563,277,849	$6,358,871	$569,636,720
Derivative Securities:
Foreign Exchange Contracts:	$-	$9,283	$-	$9,283
Total Derivative Securities	$-	$9,283	$-	$9,283
Total Assets	$-	$571,833,406	$8,305,550	$580,138,956
Liabilities:
Foreign Exchange Contracts	$-	$55,583	$-	$55,583
Total Liabilities:	$-	$55,583	$-	$55,583

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

Type of Assets	Fair Value as of September 30, 2018	Valuation Technique(s)	Unobservable Input

Equities
Appvion Holdings Corp.	$137,280	Broker Quote	$10.65; pricing source depth of 1.
Pinnacle Operating Corp.	$848,378	Broker Quote	$0.62; pricing source depth of 1.
Sabine Oil & Gas LLC	$213,100	Broker Quote	$50.00; pricing source depth of 1.
Sabine Oil & Gas LLC	$81,072	Broker Quote	$3.00; pricing source depth of 1.
Sabine Oil & Gas LLC	$12,035	Broker Quote	$1.00; pricing source depth of 1.
Templar Energy LLC	$519,422	Broker Quote	$6.00; pricing source depth of 1.
Templar Energy LLC	$135,392	Broker Quote	$1.00; pricing source depth of 1.
Bank Loans
Boomerang Tube, LLC	$189,752	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Boomerang Tube, LLC	$2,558,149	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Boomerang Tube, LLC	$731,042	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Boomerang Tube, LLC	$189,752	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Boomerang Tube, LLC	$1,550,481	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Boomerang Tube, LLC	$949,943	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Boomerang Tube, LLC	$189,752	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%

Appvion Holdings Corp. restructured its debt securities on August 28, 2018.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Boomerang Tube, LLC restructured its debt securities on February 2, 2016.  The Fund subsequently received new debt securities, all of which are considered Level 3.

Sabine Oil & Gas, LLC restructured its Second Lien Term Loan on August 12, 2016.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Templar Energy, LLC restructured its Second Lien Term Loan on September 14, 2016.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $7,758,923 was transferred from Level 3 to Level 2 for the period from January 1, 2018 through September 30, 2018. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2017	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN LOSS	CHANGE IN UNREALIZED	BALANCE AT SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION FROM INVESTMENTS HELD AS OF SEPTEMBER 30, 2018
Equities
Sabine Oil & Gas LLC	$191,790	$0	$0	$0	$0	$0	$0	$21,310	$213,100	$21,310
Templar Energy LLC	$352,020	$0	$0	$0	$0	$0	$0	($216,628)	$135,392	($216,628)
Templar Energy LLC	$800,776	$0	$0	$0	$0	$0	$0	($281,354)	$519,422	($281,354)
Common Stocks	$1,344,586	$0	$0	$0	$0	$0	$0	($476,672)	$867,914	($476,672)
Pinnacle Operating Corp.	$1,245,200	$0	$0	$0	$0	$0	$0	($396,822)	$848,378	($396,822)
Preferred Stocks	$1,245,200	$0	$0	$0	$0	$0	$0	($396,822)	$848,378	($396,822)
Appvion Holdings Corp	$0	$0	$0	$137,280	$0	$0	$0	$0	$137,280	$0
Sabine Oil & Gas LLC	$87,828	$0	$0	$0	$0	$0	$0	($6,756)	$81,072	($6,756)
Sabine Oil & Gas LLC	$13,239	$0	$0	$0	$0	$0	$0	($1,204)	$12,035	($1,204)
Warrants	$101,067	$0	$0	$0	$0	$0	$0	($7,960)	$230,387	($7,960)
Total Equities	$2,690,853	$0	$0	$0	$0	$0	$0	($881,454)	$1,946,679	($881,454)
Fixed Income
Carlyle Global Market Strategies 2017-5A	$700,000	$0	($688,364)	$0	$0	$0	$0	($11,636)	$0	($11,636)
GoldenTree Loan Opportunities XI Ltd 2015-11A	$500,000	$0	($494,468)	$0	$0	$0	$0	($5,532)	$0	($5,532)
KKR Financial CLO Ltd 2017-20	$1,500,000	$0	($1,470,430)	$0	$0	$0	$0	($29,570)	$0	($29,570)
Sound Point CLO Ltd 2017-20	$2,000,000	$0	($1,953,982)	$0	$0	$0	$0	($46,018)	$0	($46,018)
Voya CLO Ltd 2015-1A	$1,688,778	$0	($1,680,977)	$0	$0	$0	$0	($7,801)	$0	($7,801)
Wellfleet CLO Ltd 2017-3A	$1,500,000	$0	($1,470,702)	$0	$0	$0	$0	($29,298)	$0	($29,298)
Asset-Backed Securities	$7,888,778	$0	($7,758,923)	$0	$0	$0	$0	($129,855)	$0	($129,855)
Boomerang Tube, LLC	$5,392,033	$0	$0	$1,367,642	$0	$5,275	$0	($406,079)	$6,358,871	($406,079)
Higginbotham Insurance Agency, Inc.	$398,314	$0	$0	$0	($399,823)	$0	$1,509	$0	$0	$0
Bank Loans	$5,790,347	$0	$0	$1,367,642	($399,823)	$5,275	$1,509	($406,079)	$6,358,871	($406,079)
Appvion Inc.	$0	$0	$0	$0	$0		$0	$0	$0	$0
Corporate Bonds	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Fixed Income	$13,679,125	$0	($7,758,923)	$1,367,642	($399,823)	$5,275	$1,509	($535,934)	$6,358,871	($535,934)
Total	$16,369,978	$0	($7,758,923)	$1,367,642	($399,823)	$5,275	$1,509	($1,417,388)	$8,305,550	($1,417,388)

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short term investments that are readily convertible into cash and have original maturities of three months or less.  At September 30, 2018, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Interest income from securitized investments in which the Fund has a beneficial interest, such as the "equity" security class of a CLO vehicle (typically in the form of income or subordinated notes), is recorded upon receipt.  The accrual of interest income related to these types of securities is periodically reviewed and adjustments are made as necessary.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund's distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

F.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund's policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $9,283 in net unrealized appreciation and a liability of $55,583 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of September 30, 2018 are indicative of the volume of activity during the period.

For the period from January 1, 2018 through September 30, 2018, the Fund's direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of September 30, 2018.  These derivatives are presented in the Schedule of Investments.

Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$ 9,283
Total Asset Derivatives		$ 9,283
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$ 55,583
Total Liability Derivatives		$ 55,583

Amount of Realized Gain/(Loss) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$ 2,631,902
Total	$ 2,631,902
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$ 864,114
Total	$ 864,114

G.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of September 30, 2018.

J.P. MORGAN
Assets:
Forward foreign exchange contracts	$9,283
Total Assets	$9,283
Liabilities:
Forward foreign exchange contracts	$55,583
Total Liabilities	$55,583
Net Exposure	$(46,300)

H.   Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 "Changes to the Disclosure Requirements for Fair Value Measurement" which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

In addition, in August 2018, the Securities and Exchange Commission (the "Commission") issued Final Rule Release No. 33-10532, "Disclosure Update and Simplification", which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (Statement of Changes in Net Assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income.  Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release are effective November 5, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Barings Global Short Duration High Yield Fund

By (Signature and Title) /s/ Sean Feeley
                                           Sean Feeley, President

Date                                        November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Sean Feeley
                                           Sean Feeley, President

Date                                       November 29, 2018

By (Signature and Title) /s/ Carlene Pollock
                                           Carlene Pollock, Chief Financial Officer

Date                                       November 29, 2018